DISCONTINUED OPERATION (Detail 1) - Tanker business [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Cash generated from (used in) from operating activities	$ 21,902	$ 29,845
Cash generated from (used in) from investing activities	962	(1,492)
Cash used in financing activities	$ (25,949)	$ (25,723)